Performance Management	Aug. 11, 2025
F/m Compoundr High Yield Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Compoundr High Yield Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance Availability Website Address [Text]	www.fminvest.com
F/m Compoundr U.S. Treasury 10-Year Note ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Compoundr UST 10Y Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance Availability Website Address [Text]	www.fminvest.com
F/m Compoundr U.S. Aggregate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Performance Information: Performance information for the F/m Compoundr U.S. Aggregate Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be included once the Fund has at least one calendar year of performance. Updated performance information will be available on the Fund’s website at www.fminvest.com.

Performance Availability Website Address [Text]	www.fminvest.com